LICENSE AGREEMENTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 25, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Share price		$ 0.10		$ 0.10
Naturalshrimp Incorporated [Member]
Agreements term						10 years
Consideration for the equipment rights in cash		$ 1,380,000
Amortization expense		$ 367,500	$ 367,500	$ 1,102,500	$ 514,000	$ 881,500
Naturalshrimp Incorporated [Member] | Technology Rights Agreement [Member]
Amortization expense						540,000
Amortization, Year one						1,076,000
Amortization, Year two						1,076,000
Amortization, Year three						1,076,000
Amortization, Year four						1,076,000
Amortization, Year five						1,076,000
Amortization, After year five						$ 5,381,000
Naturalshrimp Incorporated [Member] | Hydrenesis-Delta Systems, LLC [Member]
Consideration arrangements, description						The consideration for the Equipment Rights consists of the sum of $2,500,000, with $500,000 in cash paid at closing, and $500,000 to be paid on the first day of the next calendar quarter, plus $250,000 to be paid on the first day of each successive calendar quarter until the amount is paid in full.
Consideration for the equipment rights						$ 2,500,000
Consideration for the equipment rights in cash						500,000
Consideration for the equipment rights paid next quarter						500,000
Payments to related party						1,250,000
Accounts payable						$ 1,250,000
Naturalshrimp Incorporated [Member] | Hydrenesis-Delta Systems, LLC [Member] | Technology Rights Agreement [Member]
Consideration arrangements, description						Per the Terms set forth in the Technology Rights Agreement, the consideration is defined as the sum of $10,000,000, consisting of $2,500,000 in cash at closing, and an additional $1,000,000 within 60 days after closing, and $6,500,000 worth of unrestricted common shares of stock in the parent company, NSI, at a stipulated share price of $0.505.
Consideration transferred	$ 8,262,376					$ 10,000,000
Share price	$ 0.37					$ 0.505
Common stock issued to initial stockholders, shares	4,762,376					12,871,287
Royalty fee, percentage	12.50%
Hydrenesis-Delta Systems, LLC [Member] | Naturalshrimp Incorporated [Member]
Ownership percentage	100.00%